Intangible Assets, Net - Other (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Cost	$ 138,525		$ 138,525		$ 138,478	$ 138,156
Accumulated Amortization	(15,960)		(15,960)		(12,564)	(5,817)
Net	122,565		122,565		125,914	132,339
Amortization expenses	1,700	$ 1,700	$ 3,400	$ 3,300	$ 6,700	5,600
Useful life			20 years		20 years
Customer relationships
Intangible Assets, Net
Cost	137,500		$ 137,500		$ 137,500	137,500
Accumulated Amortization	(15,388)		(15,388)		(12,091)	(5,496)
Net	122,112		122,112		125,409	132,004
Favorable lease assets
Intangible Assets, Net
Cost	220		220		220	220
Accumulated Amortization	(101)		(101)		(79)	(36)
Net	119		119		141	184
Software
Intangible Assets, Net
Cost	805		805		758	436
Accumulated Amortization	(471)		(471)		(394)	(285)
Net	$ 334		$ 334		$ 364	$ 151